Other Real Estate Owned - Summary of OREO Valuation Allowance Activity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012
Banking And Thrift [Abstract]
Balance at beginning of period	$ 29,653		$ 36,009		$ 30,842		$ 31,128		$ 36,009		$ 22,521	$ 22,521		$ 19,975
Valuation adjustments	1,824	[1]	2,368	[1]	2,279	[1]	11,603	[1]	4,937	[1]	17,498	26,733	[1]	15,338
Sales	(6,962)		(2,929)		(8,606)		(7,283)		(10,104)		(8,891)	(13,245)		(12,792)
Balance at end of period	$ 24,515		$ 35,448		$ 24,515		$ 35,448		$ 30,842		$ 31,128	$ 36,009		$ 22,521

[1]	Includes adjustments to the OREO reserve for probable losses and property writedowns.